Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows provided by Operating Activities:
Net income	$ 43,730	$ 69,413	$ 36,300
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	13,336	14,793	9,281
Amortization of deferred financing costs	107	244	402
Financing costs	0	340	0
Changes in fair value of warrants' liability	(6)	(561)	0
Amortization of prepaid charter revenue	0	54	(54)
Gain on vessel's sale	0	(15,683)	(9,543)
Compensation cost on restricted stock and stock option awards (Note 9)	0	52	107
Loss from debt extinguishment	0	387	0
Actuarial gain / (loss)	4	(17)	68
(Increase) / Decrease in:
Accounts receivable	3,232	830	(5,318)
Deferred voyage expenses	0	20	38
Inventories	1,654	834	1,249
Prepaid expenses and other assets	413	406	(854)
Right of use asset under operating leases	49	64	(79)
Other non-current assets	(226)	72	189
Increase / (Decrease) in:
Accounts payable, trade and other	(2,667)	16	(293)
Due to related parties	370	(90)	208
Accrued liabilities	(244)	87	1,592
Deferred revenue	930	(1,378)	1,378
Other liabilities, non-current	32	58	(106)
Lease liabilities under operating leases	(49)	(64)	79
Drydock costs	(769)	(1,922)	(797)
Net Cash provided by Operating Activities	59,896	67,955	33,847
Cash Flows (used in) / provided by Investing Activities:
Advances for vessels under construction and other vessel costs (Note 5)	(47,167)	(11,303)	0
Vessel acquisitions and other vessels' costs	0	(64)	(143,440)
Proceeds from sale of vessels, net of expenses	0	37,636	32,626
Payments for vessels' improvements (Note 6)	(231)	(510)	(2,109)
Property and equipment additions	(17)	(38)	(27)
Net Cash (used in) / provided by Investing Activities	(47,415)	25,721	(112,950)
Cash Flows (used in) / provided by Financing Activities:
Proceeds from related party loans	0	0	5,000
Proceeds from long-term bank debt	0	2,141	108,633
Repayments of related party loans	0	0	(70)
Repayments / Prepayments of long-term bank debt (Note 7)	(7,533)	(75,421)	(30,327)
Issuance of common stock and warrants, net of issuance costs	0	11,438	26,104
Proceeds from exercise of Series A and B warrants	158	330	0
Issuance of preferred stock, net of expenses	0	482	0
Common shares re-purchase and retirement, including expenses	0	(2,749)	0
Issuance of common stock under ATM program, net of issuance costs (Note 9)	0	673	1,788
Payments of financing costs	(226)	(140)	(932)
Cash dividends (Note 11)	(1,833)	(1,889)	(941)
Net Cash (used in) / provided by Financing Activities	(9,434)	(65,135)	109,255
Net increase in cash, cash equivalents and restricted cash	3,047	28,541	30,152
Cash, cash equivalents and restricted cash at beginning of the year	68,267	39,726	9,574
Cash, cash equivalents and restricted cash at the end of the year	71,314	68,267	39,726
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	70,314	67,267	38,726
Restricted cash at the end of the year	1,000	1,000	1,000
Cash, cash equivalents and restricted cash at the end of the year	71,314	68,267	39,726
SUPPLEMENTAL CASH FLOW INFORMATION
Alternative cashless exercise of Series A warrants	0	3,415	0
Non-cash extinguishment of a related party debt through the issuance of Series C preferred shares	0	0	4,930
Non-cash investing activities	0	0	64
Interest payments, net of capitalized amounts	$ 3,528	$ 9,135	$ 3,123